UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08777
CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:   Schedule of Investments

CREDIT SUISSE HIGH YIELD BOND FUND—Schedule of Investments  January 31, 2005 (unaudited)

	Principal Amount	Value

U.S. CORPORATE BONDS—132.7%

AEROSPACE—1.6%
BE Aerospace, Inc., Series B, Senior Subordinated Notes (Callable 03/01/05 @ $100.00) 8.000%, 03/01/08 §	$1,000,000	$995,000
L 3 Communications Corp., Rule 144A, Senior Subordinated Notes (Callable 1/15/10 @ $102.94) 5.875%, 01/15/15 ‡	2,000,000	2,000,000
Sequa Corp., Series B, Senior Notes 8.875%, 04/01/08	850,000	918,000
		3,913,000

AIRLINES—0.4%
American Airlines, Inc., Series 01-2, Pass Thru Certificates 7.800%, 10/01/06 §	1,200,000	1,056,686

AUTOMOBILE MANUFACTURING/VEHICLE PARTS—4.0%

Accuride Corp., Rule 144A, Senior Subordinated Notes (Callable 02/01/10 @ $104.25) 8.500%, 02/01/15 ‡	1,100,000	1,138,500
Autocam Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $105.44) 10.875%, 06/15/14	1,000,000	985,000
Collins & Aikman Products Corp., Global Company Guaranteed Notes (Callable 12/31/06 @ $105.38) 10.750%, 12/31/11 §	1,250,000	1,243,750
Collins & Aikman Products Corp., Rule 144A, Senior Subordinated Notes 12.875%, 08/15/12 ‡§	1,825,000	1,519,312
Dura Operating Corp, Series D, Company Guaranteed Notes (Callable 05/01/05 @ $103.00) 9.000%, 05/01/09 §	1,000,000	970,000
Key Plastics Holdings, Inc., Series B, Company Guaranteed Notes (Callable 03/15/05 @ $100.00) 10.250%, 03/15/07 Ø^	250,000	25,000
Metaldyne Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $105.50) 11.000%, 06/15/12 §	1,200,000	1,002,000
Motor Coach Industries International, Inc., Company Guaranteed Notes (Callable 05/01/05 @ $103.75) 11.250%, 05/01/09	150,000	89,250
Stanadyne Corp., Rule 144A, Senior Subordinated Notes (Callable 08/15/09 @ $105.00) 10.000%, 08/15/14 ‡	900,000	967,500
Tenneco Automotive, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/15/09 @ $104.31) 8.625%, 11/15/14 ‡§	800,000	836,000
Transportation Technologies Industries, Inc., Rule 144A, Senior Subordinated Notes (Callable 03/31/06 @ $102.00) 12.500%, 03/31/10 ‡	1,000,000	1,037,500
		9,813,812

BROADBAND—1.0%
Level 3 Communications, Inc., Senior Notes (Callable 03/10/05 @ $103.04) 9.125%, 05/01/08 §	750,000	600,000
Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.38) 10.750%, 10/15/11 ‡	750,000	650,625
Primus Telecommunications Group, Inc., Global Senior Notes (Callable 01/15/09 @ $104.00) 8.000%, 01/15/14 §	1,500,000	1,275,000
		2,525,625

	Principal Amount	Value

BROADCAST/OUTDOOR—1.9%

Emmis Operating Co., Global Senior Subordinated Notes (Callable 05/15/08 @ $103.44) 6.875%, 05/15/12	500,000	515,000
Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.62) 9.250%, 12/15/11	1,000,000	1,117,500
Interep National Radio Sales, Inc., Series B, Company Guaranteed Notes (Callable 07/01/05 @ $101.67) 10.000%, 07/01/08 §	800,000	614,000
Paxson Communications Corp., Global Company Guaranteed Notes (Callable 01/15/06 @ $106.12) 0.000%, 01/15/06 +	2,000,000	1,940,000
Young Broadcasting, Inc., Global Company GuaranteedNotes (Callable 03/01/06 @ $105.00) 10.000%, 03/01/11 §	490,000	519,400
		4,705,900

BUILDING PRODUCTS—4.8%
Associated Materials, Inc., Global Senior Discount Notes (Callable03/01/09 @ $105.62) 0.000%, 03/01/09 +§	1,000,000	720,000
Building Materials Corp., Rule 144A, Senior Notes (Callable 08/01/09 @ $103.88) 7.750%, 08/01/14 ‡	1,500,000	1,522,500
Building Materials Corp., Series B, Senior Notes 8.000%, 10/15/07	500,000	511,250
Dayton Superior Corp., Company Guaranteed Notes (Callable 06/15/07 @ $102.17) 13.000%, 06/15/09 §	600,000	630,000
Dayton Superior Corp., Global Secured Notes (Callable 6/15/06 @ $105.62) 10.750%, 09/15/08	500,000	540,000
Goodman Global Holdings Co., Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/08 @ $103.94) 7.875%, 12/15/12 ‡	1,000,000	970,000
Interface, Inc., Global Senior Subordinated Notes (Callable 02/01/09 @ $104.75) 9.500%, 02/01/14 §	1,250,000	1,362,500
Maax Holdings, Inc., Rule 144A, Senior Discount Notes (Callable 12/15/08 @ $105.63) (Canada) 0.000%, 12/15/08 ‡+	1,250,000	793,750
Norcraft Holdings LP, Global Senior Discount Notes (Callable 09/01/08 @ $104.88) 0.000%, 09/01/08 +	750,000	558,750
Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50) 9.000%, 02/15/12 §	1,000,000	1,000,000
RMCC Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 11/01/08 @ $104.75) 9.500%, 11/01/12 ‡	1,250,000	1,237,500
Texas Industries, Inc., Global Senior Notes(Callable 06/15/07 @ $105.12) 10.250%, 06/15/11	750,000	873,750
Werner Holding Co., Inc., Series A, Company Guaranteed Notes (Callable 11/15/05 @ $100) 10.000%, 11/15/07 §	1,350,000	1,107,000
		11,827,000

CABLE—9.0%
Adelphia Communications Corp., Rule 144A, Secured Notes (Callable 02/15/08 @ $105.38) 10.875%, 10/01/10 ‡Ø	3,000,000	2,610,000
Atlantic Broadband Finance LLC, Rule 144A, Senior Subordinated Notes (Callable 01/15/09 @ $104.69) 9.375%, 01/15/14 ‡§	1,600,000	1,544,000
Cablevision Systems Corp., Rule 144A, Senior Notes 8.000%, 04/15/12 ‡§	1,500,000	1,627,500
CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ 104.38) 8.750%, 11/15/13 §	2,100,000	2,142,000

	Principal Amount	Value

Century Communications Corp., Senior Discount Notes 0.010%, 12/31/49 Ø§	1,000,000	945,000
Charter Communications Holdings LLC, Senior Discount Notes (Callable 04/01/05 @ $102.88) 9.920%, 04/01/11 +§	3,650,000	2,920,000
Charter Communications Holdings LLC, Senior Notes (Callable 04/01/05 @ $102.88) 8.625%, 04/01/09	3,050,000	2,455,250
CSC Holdings, Inc., Senior Notes 7.250%, 07/15/08	85,000	90,312
CSC Holdings, Inc., Series B, Senior Notes 7.625%, 04/01/11 §	1,500,000	1,642,500
DIVA Systems Corp., Series B, Senior Discount Notes (Callable 03/01/05 @ $102.10) 1.000%, 03/01/08 Ø^	1,750,000	4,375
Insight Communications Company, Inc., Senior Discount Notes (Callable 02/15/06 @ $106.12) 0.000%, 02/15/06 +§	2,000,000	1,970,000
Insight Midwest/Insight Capital, Senior Notes (Callable 10/01/05 @ $103.25) 9.750%, 10/01/09	200,000	211,000
Insight Midwest/Insight Capital Corp., Global Senior Notes (Callable 11/01/05 @ $105.25) 10.500%, 11/01/10	500,000	547,500
Kabel Deutschland Gmbh, Rule 144A, Senior Notes (Callable 07/01/09 @ $105.31) 10.625%, 07/01/14 ‡	1,000,000	1,135,000
Mediacom LLC Capital Corp., Senior Notes (Callable 01/15/06 @ $104.75) 9.500%, 01/15/13 §	2,500,000	2,506,250
		22,350,687

CAPITAL GOODS—1.8%
Blount, Inc., Senior Subordinated Notes (Callable 08/01/08 @ $104.44) 8.875%, 08/01/12	1,000,000	1,092,500
Case New Holland Inc, Rule 144A, Senior Notes 9.250%, 08/01/11 ‡	750,000	823,125
Case New Holland, Inc., Rule 144A, Senior Notes 9.250%, 08/01/11 ‡	100,000	109,750
JII Holdings LLC, Global Secured Notes (Callable 01/01/06 @ $103.25) 13.000%, 04/01/07	1,752,500	1,638,588
Terex Corp., Global Company Guaranteed Notes (Callable 01/15/09 @ $103.69) 7.375%, 01/15/14 §	650,000	685,750
		4,349,713

CHEMICALS—9.0%
Crompton Corp., Rule 144A, Senior Notes (Callable 08/01/08 @ $104.94) 9.875%, 08/01/12 ‡	1,000,000	1,125,000
Crystal US Holdings, Rule 144A, Senior Discount Notes (Callable 10/01/09 @ $105.25) 0.000%, 10/01/09 ‡+	1,350,000	923,063
Equistar Chemicals LP/ Equistar Funding Corp., Global Company Guaranteed Notes 10.125%, 09/01/08	1,000,000	1,145,000
HMP Equity Holdings Corp., Global Senior Discount Notes (Callable11/15/05 @ $72.79) 0.010%, 05/15/08	1,100,000	739,750
Huntsman Company LLC, Global Company Guaranteed Notes (Callable 10/15/07 @ $105.81) 11.625%, 10/15/10	350,000	409,500
Huntsman Company LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/08 @ $105.75) 11.750%, 07/15/12 ‡#	1,200,000	1,428,000
Huntsman International Holdings LLC, Senior Discount Notes (Callable 07/01/05 @ $58.33) 0.010%, 12/31/09	9,345,000	5,291,606
IMC Global, Inc., Series B, Global Company Guaranteed Notes (Callable 06/01/06 @ $105.63) 11.250%, 06/01/11	1,450,000	1,645,750

	Principal Amount	Value

Invista, Rule 144A, Notes (Callable 05/01/08 @ $104.63) 9.250%, 05/01/12 ‡	500,000	552,500
Koppers Industry, Inc., Rule 144A, Senior Discount Notes (Callable 11/15/09 @ $104.94) 0.000%, 11/15/09 ‡+	1,200,000	756,000
Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25) 10.500%, 06/01/13 §	1,000,000	1,185,000
Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 12/15/05 @ $104.75) 9.500%, 12/15/08	1,400,000	1,519,000
Millennium America, Inc., Global Company Guaranteed Notes 9.250%, 06/15/08	800,000	892,000
Nalco Co., Global Senior Subordinated Notes (Callable 11/15/08 @ $104.44) 8.875%, 11/15/13 §	900,000	985,500
PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31) 10.625%, 05/15/10	750,000	840,000
Radnor Holdings Corp., Global Senior Notes (Callable 03/15/07 @ $105.50) 11.000%, 03/15/10 §	1,000,000	912,500
Resolution Performance Products LLC, Global Senior Subordinated Notes(Callable 11/15/05 @ $106.75) 13.500%, 11/15/10 §	1,000,000	1,107,500
Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @ $105.75) 11.500%, 06/01/10	832,000	944,320
		22,401,989

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC)—0.4%
FairPoint Communications, Inc., Series B, Senior Subordinated Notes (Callable 05/01/05 @ $101.58) 9.500%, 05/01/08	900,000	918,000

CONSUMER PRODUCTS/TOBACCO—5.7%
AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/08 @ $105.13) 0.000%, 10/01/08 ‡+	850,000	569,500
Ames True Temper, Inc., Global Senior Subordinated Notes (Callable 7/15/08 @ $105.00) 10.000%, 07/15/12	1,450,000	1,377,500
Ames True Temper, Inc., Rule 144A, Notes (Callable 01/15/07 @ $103.00) 6.640%, 04/15/05 ‡#	500,000	488,750
Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38) 8.750%, 05/01/14	1,050,000	1,050,000
Del Laboratories, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/01/08 @ $104.00) 8.000%, 02/01/12 ‡§	1,000,000	995,000
Diamond Brands Operating Corp., Company Guaranteed Notes (Callable 04/15/05 @ $101.69) 10.125%, 04/15/08 Ø	3,097,000	61,940
General Binding Corp., Company Guaranteed Notes (Callable 06/01/05 @ $101.56) 9.375%, 06/01/08 §	1,050,000	1,044,750
Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07@ $105.34) 0.000%, 05/15/07 +	1,500,000	1,308,750
PCA LLC/PCA Finance Corp., Global Senior Notes 11.875%, 08/01/09	1,000,000	855,000
Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/06 @ $104.69) 9.375%, 06/01/11 §	1,300,000	1,397,500
Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63) 9.250%, 04/15/12	1,000,000	1,060,000

	Principal Amount	Value

Rayovac Corp., Global Senior Subordinated Notes (Callable 10/01/08 @ $104.25) 8.500%, 10/01/13 §	500,000	538,750
Remington Arms Company, Inc., Global Company Guaranteed Notes (Callable 02/01/07 @ $105.25) 10.500%, 02/01/11 §	750,000	725,625
Samsonite Corp., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.44) 8.875%, 06/01/11 §	1,000,000	1,081,250
Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13) 8.250%, 06/15/14 §	1,250,000	1,281,250
United Industries Corp., Series D, Global Company Guaranteed Notes (Callable 04/01/05 @ $103.29) 9.875%, 04/01/09	400,000	420,500
		14,256,065

CONTAINERS—3.8%
Berry Plastics Corp., Global Company Guaranteed Notes (Callable 07/15/07 @ $105.38) 10.750%, 07/15/12	1,100,000	1,259,500
Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50) 11.000%, 12/01/12 §	1,200,000	1,261,500
Graham Packaging Company, Inc., Rule 144A, Senior Subordinated Notes (Callable 10/15/09 @ $104.94) 9.875%, 10/15/14 ‡§	650,000	684,125
Graphic Packaging Inernational, Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ 104.75) 9.500%, 08/15/13 §	750,000	840,000
Intertape Polymer US, Inc., Rule 144A, Senior Subordinated Notes (Callable 08/01/09 @ $104.25) 8.500%, 08/01/14 ‡	1,000,000	1,015,000
Owens-Brockway Glass Containers, Global Company Guaranteed Notes(Callable 02/15/06 @ $104.44) 8.875%, 02/15/09	1,000,000	1,086,250
Owens-Brockway Glass Containers, Global Company Guaranteed Notes(Callable 05/15/08 @ $104.12) 8.250%, 05/15/13	750,000	819,375
Pliant Corp., Company Guaranteed Notes (Callable 06/01/05 @ $106.50) 13.000%, 06/01/10 §	500,000	492,500
Pliant Corp., Global Secured Notes (Callable 06/15/07 @ $105.56) 0.000%, 12/15/06 +	500,000	467,500
Tekni-Plex, Inc., Series B, Company Guaranteed Notes (Callable 06/15/05@ $106.38) 12.750%, 06/15/10 §	500,000	463,750
U.S. Can Corporation, Global Company Guaranteed Notes (Callable 07/15/07 @ $105.44) 10.875%, 07/15/10	1,000,000	1,075,000
		9,464,500

DIVERSIFIED TELECOMMUNICATIONS—1.2%
Qwest Communications International, Inc., Rule 144A, Senior Notes (Callable 02/15/09 @ $103.75) 7.750%, 02/15/14 ‡§#	1,000,000	1,022,500
Qwest Corp., Notes 5.625%, 11/15/08	900,000	907,875
Qwest Corp., Rule 144A, Senior Notes 7.875%, 09/01/11 ‡	900,000	967,500
		2,897,875

ENERGY-OTHER—5.0%
Amerigas Partners LP Eagle Finance Corp., Series B, Global Senior Notes (Callable 05/20/06@ $104.44) 8.875%, 05/20/11	1,060,000	1,150,100

	Principal Amount	Value

Dynegy Holdings, Inc., Rule 144A, Secured Notes (Callable 07/15/08 @ $105.06) 10.125%, 07/15/13 ‡	1,550,000	1,728,250
Dynegy Holdings, Inc., Senior Notes 6.875%, 04/01/11 §	250,000	233,750
El Paso CGP Co., Notes 6.375%, 02/01/09 §	450,000	451,688
El Paso CGP Co., Notes 7.750%, 06/15/10 §	650,000	678,437
El Paso Corp., Senior Notes7.000%, 05/15/11 §	1,000,000	1,010,000
El Paso Natural Gas, Series A, Global Senior Notes (Callable 08/01/07 @ $103.81) 7.625%, 08/01/10	1,000,000	1,102,500
El Paso Production Holding Company, Global Company Guaranteed Notes (Callable 06/01/08 @ $103.88) 7.750%, 06/01/13	2,800,000	2,926,000
Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00) 8.000%, 05/15/14	450,000	467,437
Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50) 11.000%, 05/15/12 §	850,000	981,750
Reliant Energy, Inc., Secured Notes (Callable 12/15/09 @ $103.38) 6.750%, 12/15/14	500,000	490,000
Reliant Resources, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75) 9.500%, 07/15/13	1,050,000	1,181,250
		12,401,162

ENVIRONMENTAL SERVICES—1.6%
Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69) 7.375%, 04/15/14 §	3,325,000	3,042,375
Waste Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/15/09 @ $104.75) 9.500%, 04/15/14 ‡§	1,000,000	985,000
		4,027,375

FINANCE—1.5%
Corrections Corporation of America, Senior Notes, (Callable 05/01/07 @ $103.75) 7.500%, 05/01/11	500,000	534,375
E*Trade Financial Corp., Rule 144A, Senior Notes (Callable 06/15/08 @ $104.00) 8.000%, 06/15/11 ‡	1,150,000	1,242,000
Rainbow National Services LLC, Rule 144A, Senior Notes (Callable 09/01/08 @ $104.38) 8.750%, 09/01/12 ‡	900,000	1,017,000
Senior Housing Properties Trust, Senior Notes 8.625%, 01/15/12	800,000	914,000
		3,707,375

FOOD
PROCESSORS/BEVERAGE/BOTTLING—2.2%
Birds Eye Foods, Inc., Company Guaranteed Notes (Callable 11/01/05 @ $101.98) 11.875%, 11/01/08	177,000	184,965
Burns Philp Capital Property, Ltd., Global Company Guaranteed Notes(Callable 07/15/07 @ $104.88) 9.750%, 07/15/12	1,000,000	1,095,000
Land O’ Lakes, Inc., Global Senior Notes (Callable 11/15/06 @ $104.38) 8.750%, 11/15/11 §	1,250,000	1,237,500
Le-Natures, Inc., Rule 144A, Senior Subordinated Notes (Callable 06/15/08@ $104.50) 10.000%, 06/15/13 ‡#	600,000	666,000
Pinnacle Foods Holding Corp., Rule 144A, Senior Subordinated Notes (Callable 12/01/08 @ $104.13) 8.250%, 12/01/13 ‡§	500,000	460,000
Swift & Co., Global Senior Subordinated Notes (Callable 10/01/06 @ $106.25) 12.500%, 01/01/10	850,000	969,000

	Principal Amount	Value

Wornick Co., Global Secured Notes (Callable 7/15/08 @ $105.44) 10.875%, 07/15/11	800,000	868,000
		5,480,465

GAMING—9.8%
Ameristar Casinos, Inc., Global Company Guaranteed Notes (Callable 02/15/06 @ $105.38) 10.750%, 02/15/09	1,350,000	1,518,750
Argosy Gaming Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.50) 7.000%, 01/15/14	1,500,000	1,657,500
Aztar Corp., Global Senior Subordinated Notes (Callable 08/15/06 @ $104.50) 9.000%, 08/15/11	1,350,000	1,488,375
Boyd Gaming Corp., Global Company Guaranteed Notes (Callable 08/01/05 @ $104.63) 9.250%, 08/01/09	1,200,000	1,296,000
Chukchansi Economic Development Authority, Rule 144A, Senior Notes (Callable 10/01/06 @ $113.00) 14.500%, 06/15/09 ‡	2,300,000	2,898,000
Circus Circus & Eldorado, Global First Mortgage (Callable 03/01/07 @ $105.06) 10.125%, 03/01/12 §	1,350,000	1,458,000
Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44) 8.875%, 06/01/13	2,200,000	2,431,000
Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 6/01/08 @ $104.06) 8.125%, 06/01/12 §	1,000,000	1,065,000
Inn of The Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00) 12.000%, 11/15/10	1,250,000	1,462,500
Isle of Capri Casinos Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $103.50) 7.000%, 03/01/14 §	900,000	915,750
Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75) 9.500%, 10/15/10	1,500,000	1,593,750
MGM Mirage, Inc., Global Senior Notes 6.750%, 09/01/12	1,000,000	1,052,500
MTR Gaming Group, Inc., Series B, Global Company Guaranteed Notes (Callable 04/01/07 @ $104.88) 9.750%, 04/01/10	250,000	275,000
OED Corp., Global Company Guaranteed Notes (Callable 4/15/08 @ $104.38) 8.750%, 04/15/12	1,350,000	1,329,750
Penn National Gaming, Inc., Series B, Global Company Guaranteed Notes (Callable 03/01/05 @ $105.56) 11.125%, 03/01/08	1,250,000	1,331,250
Riviera Holdings Corp., Global Company Guaranteed Notes (Callable 06/15/06 @ $105.50) 11.000%, 06/15/10	1,110,000	1,248,750
Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55) 8.625%, 09/15/12 ‡	364,000	394,940
Wheeling Island Gaming, Inc., Global Company Guaranteed Notes (Callable 12/15/05 @ $105.06) 10.125%, 12/15/09	250,000	268,750
Windsor Woodmont Black Hawk, Series B, First Mortgage Notes (Callable 02/11/05 @ $104.33) 13.000%, 03/15/05 Ø^	2,456,000	73,680
Wynn Las Vegas LLC, Rule 144A, First Mortgage Notes (Callable 12/01/09 @ $103.31) 6.625%, 12/01/14 ‡	500,000	493,750
		24,252,995

HEALTHCARE FACILITIES/SUPPLIES—6.5%
AMR Holdco., Inc./Emcare Holdco., Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/05 @ 105.00) 10.000%, 02/15/15, ‡	500,000	500,000

	Principal Amount	Value

Ardent Health Services, Inc., Global Senior Subordinated Notes (Callable 08/15/08 @ $105.00) 10.000%, 08/15/13	750,000	780,000
CDRV Investors, Inc., Rule 144A, Senior Discount Notes (Callable 1/01/10 @ $104.81) 0.000%, 01/01/10 ‡+	1,800,000	1,084,500
Concentra Operating Corp., Global Company Guaranteed Notes (Callable 08/15/07 @ $104.75) 9.500%, 08/15/10	1,000,000	1,115,000
Extendicare Health Services, Inc., Senior Subordinated Notes (Callable 05/01/09 @ $103.44) 6.875%, 05/01/14	1,000,000	1,017,500
Fisher Scientific International, Inc., Global Senior Subordinated Notes (Callable 05/01/07 @ $104.06) 8.125%, 05/01/12	885,000	981,244
Hanger Orthopedic Group, Inc., Company Guaranteed Global Notes (Callable 02/15/06 @ $105.19) 10.375%, 02/15/09 §	500,000	502,500
Magellan Health Services, Inc., Series A, Senior Notes (Callable 11/15/05 @ $104.69) 9.375%, 11/15/08	717,276	776,451
Medquest, Inc., Series B, Global Company Guaranteed Notes (Callable 08/15/07 @ $105.94) 11.875%, 08/15/12	1,000,000	1,175,000
MQ Associates, Inc.,Global Senior Discount Notes (Callable 8/15/08 @ $109.00) 0.000%, 08/15/08 +	1,500,000	1,162,500
Select Medical Corp., Global Senior Subordinated Notes (Callable 08/01/08 @ $103.75) 7.500%, 08/01/13	900,000	1,026,000
Tenet Healthcare Corp., Rule 144A, Senior Notes 9.250%, 02/01/15 ‡	500,000	502,500
Tenet Healthcare Corp., Rule 144A, Senior Notes 9.875%, 07/01/14 ‡§	750,000	781,875
Triad Hospitals, Inc., Senior Notes (Callable 5/15/08 @ $103.50) 7.000%, 05/15/12	1,800,000	1,892,250
Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50) 7.000%, 11/15/13 §	1,000,000	1,017,500
Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06) 10.125%, 11/01/11	750,000	780,000
Vanguard Health Holding Co., Rule 144A, Senior Subordinated Notes (Callable 10/01/09 @ $104.50) 9.000%, 10/01/14 ‡	1,000,000	1,075,000
		16,169,820

HOME BUILDERS—2.0%
KB Home, Senior Subordinated Notes 8.625%, 12/15/08	650,000	737,341
KB Home, Senior Subordinated Notes (Callable 02/15/06 @ $104.75) 9.500%, 02/15/11 §	1,000,000	1,106,333

Toll Corp., Senior Subordinated Notes (Callable 12/01/06 @ $104.12) 8.250%, 12/01/11	700,000	775,250
WCI Communities, Inc., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.56) 9.125%, 05/01/12	1,000,000	1,117,500
William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/08 @ $105.38) 10.750%, 04/01/13	1,000,000	1,127,500
		4,863,924

INDUSTRIAL—1.4%
Altra Industrial Motion, Inc., Rule 144A, Secured Notes (Callable 12/01/08 @ $104.50) 9.000%, 12/01/11 ‡	1,000,000	1,010,000
Amsted Industries, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.12) 10.250%, 10/15/11 ‡	1,000,000	1,130,000

	Principal Amount	Value

Amtrol, Inc., Senior Subordinated Notes 10.625%, 12/31/06 §	450,000	400,500
Polypore, Inc., Global Senior Subordinated Notes (Callable 05/15/08 @ $104.38) 8.750%, 05/15/12	1,000,000	1,032,500
		3,573,000

LEISURE—3.4%
AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 3/01/09 @ $104.00) 8.000%, 03/01/14 §	2,000,000	1,992,500
Bally Total Fitness Holding Corp., Global Senior Notes (Callable 7/15/07 @ $105.25) 10.500%, 07/15/11	250,000	251,250
Bluegreen Corp., Series B, Company Guaranteed Notes (Callable 04/01/05 @ $101.75) 10.500%, 04/01/08	1,125,000	1,150,312
Booth Creek Ski Holdings, Inc., Series B, Company Guaranteed Notes (Callable 03/15/05 @ $100.00) 12.500%, 03/15/07	1,300,000	1,319,500
Cinemark, Inc., Senior Discount Notes (Callable 03/15/09 @ $104.88) 0.000%, 03/15/09 +	1,150,000	874,000
Icon Health & Fitness, Inc., Global Company Guaranteed Notes (Callable 04/01/07 @ $105.62) 11.250%, 04/01/12	1,000,000	840,000
Six Flags, Inc., Global Senior Notes (Callable 02/01/06 @ $104.44) 8.875%, 02/01/10 §	950,000	909,625
Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81) 9.625%, 06/01/14 §	550,000	521,125
Six Flags, Inc., Rule 144A, Senior Notes (Callable 06/01/09 @ $104.81) 9.625%, 06/01/14 ‡	500,000	473,750
		8,332,062

LODGING—0.6%
Host Marriott LP, Global Senior Notes (Callable 11/1/08 @ $103.56) 7.125%, 11/01/13	500,000	528,750
John Q. Hammons Hotels, Series B, Global Notes, First Mortgage (Callable 05/15/07 @ $104.44) 8.875%, 05/15/12	890,000	1,005,700
		1,534,450

METALS & MINING—3.3%
AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88) 7.750%, 06/15/12	1,000,000	1,032,500
Alpha Natural Resources LLC,, Rule 144A, Senior Notes (Callable 06/01/08 @ $105.00) 10.000%, 06/01/12 ‡	1,600,000	1,824,000
Edgen Acquisition Corp., Rule 144A, Secured Notes (Callable 02/01/08 @ $104.94) 9.875%, 02/01/11 ‡	1,000,000	1,015,000
Imco Recycling Escrow, Inc., Rule 144A, Senior Notes (Callable 11/15/09 @ $104.50) 9.000%, 11/15/14 ‡	1,000,000	1,042,500
Metallurg, Inc., Series B, Company Guaranteed Notes (Callable 12/1/05 @$100.00) 11.000%, 12/01/07	700,000	644,000
UCAR Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.12) 10.250%, 02/15/12 §	1,000,000	1,123,750
WCI Steel, Inc., Series B, Senior Secured Notes 10.000%, 12/01/49 Ø	750,000	603,750
Wise Metals Group LLC, Global Secured Notes (Callable 5/15/08 @ $105.13) 10.250%, 05/15/12	1,000,000	1,020,000
		8,305,500

	Principal Amount	Value
PAPER & FOREST PRODUCTS—4.1%
Appleton Papers, Inc., Series B, Senior Subordinated Notes (Callable 06/15/09 @ $104.88) 9.750%, 06/15/14	1,000,000	1,080,000
Caraustar Industries, Inc., Global Company Guaranteed Notes (Callable 04/01/06 @ $105.25) 9.875%, 04/01/11	1,000,000	1,102,500
Cellu Tissue Holdings, Secured Notes (Callable 03/15/07 @ $107.31) 9.750%, 03/15/10	1,000,000	1,057,500
Georgia-Pacific Corp., Global Company Guaranteed Notes 8.875%, 02/01/10	1,200,000	1,395,000
Georgia-Pacific Corp., Global Company Guaranteed Notes (Callable 02/01/08@ $104.69) 9.375%, 02/01/13	1,300,000	1,503,125
Georgia-Pacific Corp., Global Senior Notes 8.000%, 01/15/24	750,000	883,125
Newark Group, Inc., Global Senior Subordinated Notes (Callable 3/15/09 @ $104.88) 9.750%, 03/15/14	2,000,000	2,105,000
Riverside Forest Products, Global Senior Notes (Callable 03/01/09@ $103.94) 7.875%, 03/01/14	1,000,000	1,110,000
		10,236,250

PUBLISHING—6.4%
CBD Media Holdings, Rule 144A, Senior Notes (Callable 07/15/08 @ $104.63) 9.250%, 07/15/12 ‡§	1,250,000	1,287,500
Dex Media West LLC, Rule 144A, Senior Notes (Callable 11/15/08 @ $102.94) 5.875%, 11/15/11 ‡	800,000	786,000
Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50) 0.000%, 11/15/08 +	1,500,000	1,136,250
Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50) 0.000%, 11/15/08 +§	500,000	378,750
Dex Media, Inc., Global Notes (Callable 11/15/08 @ $104.00) 8.000%, 11/15/13 §	400,000	427,000
Haights Cross Operating Co., Global Company Guaranteed Notes (Callable 08/15/08 @ $105.88) 11.750%, 08/15/11	1,200,000	1,366,500
Houghton Mifflin Co., Global Senior Discount Notes (Callable 10/15/08 @ $105.75) 0.000%, 10/15/08 +§	1,000,000	685,000
Houghton Mifflin Co., Global Senior Notes (Callable 02/01/07 @ $104.12) 8.250%, 02/01/11	350,000	367,500
Liberty Group Operating, Inc., Company Guaranteed Notes (Callable 02/01/06 @ $100) 9.375%, 02/01/08	2,700,000	2,754,000
Liberty Group Publishing, Inc., Debentures (Callable 02/01/06 @ $100) 11.625%, 02/01/09 +	1,774,000	1,802,827
Morris Publishing Group LLC, Global Company Guranteed Notes (Callable 08/01/08 @ $103.50) 7.000%, 08/01/13	500,000	511,250
Phoenix Color Corp., Company Guaranteed Notes (Callable 02/01/06 @ $101.729) 10.375%, 02/01/09	2,222,000	2,099,790
Primedia, Inc., Global Senior Notes (Callable 05/15/08 @ $104.00) 8.000%, 05/15/13	500,000	515,000
Sheridan Acquisition Corp, Global Secured Notes (Callable 8/15/07 @$105.12) 10.250%, 08/15/11	1,000,000	1,086,250
WDAC Subsidiary Corp., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.19) 8.375%, 12/01/14 ‡§	800,000	784,000
		15,987,617

RESTAURANTS—2.0%
Buffets, Inc., Global Senior Subordinated Notes (Callable 07/15/06 @ $105.62) 11.250%, 07/15/10	850,000	911,625

	Principal Amount	Value

Denny’s Corp., Rule 144A, Senior Notes (Callable 10/01/08 @ $105.00) 10.000%, 10/01/12 ‡	1,350,000	1,458,000
El Pollo Loco, Inc., Global Secured Notes (Callable 12/15/06 @ $104.63) 9.250%, 12/15/09	750,000	776,250
O’Charleys, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.50) 9.000%, 11/01/13 §	1,000,000	1,095,000
Romacorp, Inc., Senior Notes 10.500%, 12/31/08 ^	1,007,088	659,643
		4,900,518

RETAIL-FOOD & DRUG—3.3%
Duane Reade, Inc., Rule 144A, Senior Subordinated Notes (Callable 08/01/08 @ $104.88) 9.750%, 08/01/11 ‡§	1,750,000	1,592,500
General Nutrition Center, Rule 144A, Senior Notes (Callable 01/15/08 @ $104.31) 8.625%, 01/15/11 ‡	600,000	603,000
Great Atlantic & Pacific Tea Co., Inc., Senior Notes (Callable 12/15/06 @ $104.56) 9.125%, 12/15/11 §	1,250,000	1,140,625
Gregg Appliances, Inc., Rule 144A, Senior Notes (Callable 02/01/09 @104.50) 9.000%, 02/01/13 ‡	1,000,000	1,000,000
Nutritional Sourcing Corp., Notes (Callable 06/05/05 @ $101.00) 10.125%, 08/01/09 +	500,000	367,500
Pathmark Stores, Inc., Global Company Guaranteed Notes (Callable 02/01/07 @ $104.38) 8.750%, 02/01/12 §	1,000,000	961,250
Rite Aid Corp., Rule 144A, Secured Notes (Callable 01/15/10 @ $103.75) 7.500%, 01/15/15 ‡	1,000,000	990,000
Roundy’s, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $104.44) 8.875%, 06/15/12 §	500,000	542,500
Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06) 8.125%, 06/15/12 §	450,000	475,875
Winn-Dixie Stores, Inc., Company Guaranteed Notes (Callable 04/01/05 @ $104.44) 8.875%, 04/01/08 §	450,000	411,750
		8,085,000

RETAIL STORES—2.4%
Asbury Automotive Group Inc., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.50) 9.000%, 06/15/12 §	700,000	743,750
CSK Auto, Inc., Global Company Guaranteed Notes (Callable 01/15/09 @ $103.50) 7.000%, 01/15/14	550,000	538,313
Michaels Stores, Inc., Senior Notes (Callable 07/01/05 @ $104.62) 9.250%, 07/01/09	900,000	961,875
Nebraska Book Company, Inc., Global Senior Subordinated Notes (Callable 03/15/08 @ $104.31) 8.625%, 03/15/12	500,000	510,000
Pep Boys — Manny, Moe & Jack, Series MTNB, Notes 6.920%, 07/07/06	900,000	931,500
Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00) 10.500%, 11/01/10 ‡	1,350,000	1,410,750
United Auto Group, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.81) 9.625%, 03/15/12	750,000	821,250
		5,917,438

SATELLITE—0.8%
EchoStar DBS Corp., Rule 144A, Company Guaranteed Notes 6.625%, 10/01/14 ‡§	1,000,000	1,015,000

	Principal Amount	Value

PanAmSat Corp., Rule 144A, Company Guaranteed Senior Notes (Callable 08/15/09 @ $104.50) 9.000%, 08/15/14 ‡§	1,000,000	1,092,500
		2,107,500

SECONDARY OIL & GAS PRODUCERS—1.3%
Chesapeake Energy Corp., Global Senior Notes (Callable 08/15/09 @ $103.50) 7.000%, 08/15/14 §	1,000,000	1,065,000
Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44) 6.875%, 01/15/16	1,093,000	1,142,185
Magnum Hunter Resources,Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.80) 9.600%, 03/15/12	423,000	485,393
Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63) 7.250%, 05/01/12	600,000	622,500
		3,315,078

SERVICES—8.7%
Advanstar Communications, Inc, Global Secured Note (Callable 02/15/08 @ $105.38) 10.750%, 08/15/10	1,500,000	1,695,000
Allied Security Escrow Corp., Rule 144A, Senior Subordinated Notes (Callable 07/15/08 @ $105.69) 11.375%, 07/15/11 ‡	1,250,000	1,315,625
American Color Graphics, Global Notes (Callable 06/15/07 @ $105.00) 10.000%, 06/15/10	1,200,000	1,029,000
Diamond Triumph Auto Glass, Inc., Company Guaranteed Notes (Callable 04/01/05 @ $101.54) 9.250%, 04/01/08	400,000	338,000
Equinox Holdings, Inc., Senior Notes (Callable 12/15/06 @ $104.50) 9.000%, 12/15/09 §	450,000	479,250
Great Lakes Dredge & Dock Corp., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.88) 7.750%, 12/15/13	1,250,000	1,093,750
Integrated Alarm Services Group, Inc., Rule 144A, Secured Notes (Callable 11/15/08 @ $106.00) 12.000%, 11/15/11 ‡	1,000,000	1,047,500
Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/06 @ $104.31) 8.625%, 04/01/13	1,000,000	1,062,500
La Petite Academy, Inc., Series B, Company Guaranteed Notes (Callable 05/15/05 @ $101.67) 10.000%, 05/15/08	1,650,000	1,476,750
Language Line, Inc., Global Senior Subordinated Notes (Callable 06/15/08 @ 105.56) 11.125%, 06/15/12	750,000	798,750
Mortons Restaurant Group, Inc., Global Secured Notes (Callable 07/01/07 @ $105.30) 7.500%, 07/01/10 §	1,000,000	980,000
Muzak LLC/Muzak Finance Corp., Company Guaranteed Notes (Callable 03/15/05 @ $103.29) 9.875%, 03/15/09 §	450,000	320,625
Muzak LLC/Muzak Finance Corp., Global Senior Notes (Callable 02/15/06 @ $105.00) 10.000%, 02/15/09	1,000,000	942,500
National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25) 10.500%, 08/01/11	1,000,000	1,027,500
Neff Corp., Company Guaranteed Notes (Callable 06/01/05 @ $101.71) 10.250%, 06/01/08	2,000,000	1,930,000
Rent-A–Center, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/06 @ $103.75 7.500%, 05/01/10	500,000	518,125
Salton, Inc., Global Senior Subordinated Notes (Callable 04/15/05 @ $106.12) 12.250%, 04/15/08 §	1,500,000	1,132,500
United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ 103.50) 7.750%, 11/15/13 §	2,000,000	1,955,000

	Principal Amount	Value

United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50) 7.000%, 02/15/14 §	1,000,000	935,000
Wesco Distribution, Inc., Global Company GuaranteedNotes (Callable 06/01/05 @ $101.52) 9.125%, 06/01/08	550,000	566,500
WMG Holdings Corp., Rule 144A, Senior Discount Notes (Callable 12/15/09 @ $104.75) 0.000%, 12/15/09 ‡+	1,500,000	1,008,750
		21,652,625

TECHNOLOGY—4.0%
Advanced Micro Devices, Inc., Rule 144A, Senior Notes (Callable 11/1/08 @ $103.88) 7.750%, 11/01/12 ‡	1,000,000	1,002,500
AMI Semiconductor, Inc., Global Company GuaranteedNotes (Callable 02/01/08 @ $105.37) 10.750%, 02/01/13	200,000	234,000
Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88) 7.750%, 05/15/13 §	1,400,000	1,253,000
Ampex Corp., Secured Notes 12.000%, 08/15/08 ^	475,129	475,129
Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) 7.875%, 07/01/11 §	250,000	261,875
Danka Business Systems,Senior Notes (Callable 06/15/07 @ $105.50) 11.000%, 06/15/10	750,000	791,250
Itron, Inc., Rule 144A, Senior Subordinated Notes (Callable 05/15/08 @ $103.88) 7.750%, 05/15/12 ‡§	1,000,000	1,007,500
Lucent Technologies, Inc., Notes 7.250%, 07/15/06 §	950,000	992,750
Lucent Technologies, Inc., Notes 5.500%, 11/15/08 §	800,000	816,000
Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 01/15/07 @ $105.19) 10.375%, 01/15/10	1,000,000	1,140,000
Viasystems, Inc., Global Senior Subordinated Notes (Callable 01/15/08 @ $105.25) 10.500%, 01/15/11	1,000,000	990,000
Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81) 7.625%, 06/15/13 §	1,000,000	1,082,500
		10,046,504

TEXTILE/APPAREL/SHOE MANUFACTURING—2.7%
BGF Industries, Inc., Series B, Senior Subordinated Notes (Callable 01/15/06 @ $101.75) 10.250%, 01/15/09	2,797,000	2,783,015
Levi Strauss & Co., Global Senior Notes (Callable 01/15/06 @ $102.91) 11.625%, 01/15/08 §	550,000	578,875
Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12) 12.250%, 12/15/12 §	1,200,000	1,302,000
Levi Strauss & Co., Rule 144A, Senior Notes (Callable 01/15/10 @ $104.88) 9.750%, 01/15/15 ‡	1,000,000	977,500
Propex Fabrics, Inc.,Rule 144A, Senior Notes (Callable 12/01/08 @ $105.00) 10.000%, 12/01/12 ‡	1,000,000	1,017,500
		6,658,890

TOWER—0.9%
American Tower Corp., Rule 144A, Senior Notes (Callable 10/15/08 @ $103.56) 7.125%, 10/15/12 ‡	500,000	505,000

	Principal Amount	Value

American Towers, Inc.,Company Guaranteed Global Notes (Callable 12/01/07 @ $103.62) 7.250%, 12/01/11	500,000	525,000
SBA Communications Corp., Rule 144A, Senior Notes (Callable 12/01/08 @ $104.25) 8.500%, 12/01/12 ‡	500,000	523,125
SBA Telecommunications,Inc., Global Senior Discount Notes (Callable 12/15/07 @ $104.88) 0.000%, 12/15/07 +	850,000	736,313
		2,289,438

TRANSPORTATION—0.3%
H-Lines Finance Holding Corp., Rule 144A, Senior Discount Notes (Callable 4/01/08 @ $105.50) 0.000%, 04/01/08 ‡+	1,000,000	715,000

UTILITIES—6.4%
AES Corp., Rule 144A, Secured Notes (Callable 05/15/08 @ $104.50) 9.000%, 05/15/15 ‡	1,000,000	1,135,000
Allegheny Energy Supply Company LLC, Global Notes 7.800%, 03/15/11 §	1,000,000	1,087,500
Aquila, Inc., Senior Notes 7.625%, 11/15/09	1,100,000	1,142,625
Calpine Corp., Rule 144A, Secured Notes (Callable07/15/08 @ $104.38) 8.750%, 07/15/13 ‡§	2,250,000	1,721,250
Calpine Corp., Senior Notes 8.500%, 02/15/11 §	1,000,000	695,000
Calpine Generating Company LLC, Global Secured Notes (Callable 4/01/08 @ $103.50) 8.310%, 04/01/05 #	2,500,000	2,437,500
CMS Energy Corp., Global Senior Notes 8.900%, 07/15/08	1,000,000	1,101,250
CMS Energy Corp., Global Senior Notes 7.750%, 08/01/10	1,000,000	1,083,750
Edison Mission Energy, Global Senior Notes 10.000%, 08/15/08	350,000	406,000
Edison Mission Energy, Global Senior Notes 7.730%, 06/15/09 §	1,300,000	1,384,500
Midwest Generation LLC, Global Secured Notes (Callable 05/01/09 @ $104.38) 8.750%, 05/01/34	1,000,000	1,122,500
Mirant Corp., Rule 144A, Senior Notes 7.400%, 07/15/49 ‡Ø	1,100,000	847,000
NRG Energy, Inc., Rule 144A, Secured Notes (Callable 12/15/08 @ $104.00) 8.000%, 12/15/13 ‡	300,000	324,750
Sierra Pacific Resources,Global Senior Notes (Callable 03/15/09 @ $104.31) 8.625%, 03/15/14 §	500,000	558,125
TNP Enterprises, Inc., Series B, Senior Subordinated Notes (Callable 04/01/05 @ $105.12) 10.250%, 04/01/10	850,000	901,000
		15,947,750

WIRELESS—7.5%
Airgate PCS, Inc., Rule 144A, Secured Notes (Callable 01/01/06 @ $104.69) 9.375%, 09/01/09 ‡§	449,900	483,642
AirGate PCS, Inc., Secured Note (Callable 01/01/06 @ $104.69) 9.375%, 09/01/09	600,000	645,000
Alamosa Delaware, Inc., Global Senior Notes (Callable 01/31/08 @ $104.25) 8.500%, 01/31/12	1,250,000	1,337,500
Alamosa Holdings, Inc., Company Guaranteed Notes(Callable 02/15/06 @ $104.29) 0.000%, 02/15/05 +	1,300,000	1,407,250
American Cellular Corp., Series B, Global Senior Notes (Callable 08/01/07 @ $105.00) 10.000%, 08/01/11 §	1,100,000	1,020,250
Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06) 10.125%, 06/15/13	650,000	739,375

	Principal Amount	Value

Centennial Communications Corp., Global Senior Notes (Callable 02/01/09 @ $104.06) 8.125%, 02/01/14 #	1,950,000	2,071,875
Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44) 8.875%, 10/01/13 §	1,250,000	928,125
Horizon PCS, Inc., Rule 144A, Senior Notes (Callable 07/15/08 @ $105.69) 11.375%, 07/15/12 ‡	750,000	851,250
IPCS, Inc., Global Senior Notes (Callable 05/01/08 @ $105.75) 11.500%, 05/01/12	850,000	975,375
Nextel Communications, Inc., Senior Notes (Callable 08/01/08 @ $103.69) 7.375%, 08/01/15	250,000	276,875
Nextel Partners, Inc., Global Senior Notes (Callable 07/01/07 @ $104.06) 8.125%, 07/01/11 §	1,100,000	1,215,500
Rural Cellular Corp., Global Senior Subordinated Notes (Callable 01/15/06 @ $104.88) 9.750%, 01/15/10 §	1,250,000	1,212,500
Triton PCS, Inc., Global Company Guaranteed Notes(Callable 06/01/08 @ $104.25) 8.500%, 06/01/13 §	2,000,000	1,935,000
Ubiquitel Operating Co., Global Senior Notes (Callable 03/01/07 @ $107.41) 9.875%, 03/01/11	1,000,000	1,107,500
Ubiquitel Operating Co., Rule 144A, Senior Notes (Callable 03/01/07 @ $107.41) 9.875%, 03/01/11 ‡§	1,150,000	1,273,625
Western Wireless Corp., Global Senior Notes (Callable 07/15/08 @ $104.62) 9.250%, 07/15/13 §	1,000,000	1,170,000
		18,650,642

TOTAL U.S. CORPORATE BONDS (Cost $317,028,795)		329,639,230

FOREIGN CORPORATE BONDS—9.7%

AUTOMOBILE MANUFACTURING/VEHICLE PARTS—0.3%
Bombardier Recreational Products, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.19) (Canada) 8.375%, 12/15/13 §	800,000	850,000

BROADBAND—0.7%
Call-Net Enterprises, Inc., Yankee Company Guaranteed Notes (Callable 01/01/06 @ $105.31) (Canada) 10.625%, 12/31/08	1,000,000	1,010,000
Global Crossing Finance,Rule 144A, Company Guarnteed Global Notes (Callable 12/15/06 @ 105.38) (United Kingdom) 10.750%, 12/15/14 ‡	650,000	645,125
		1,655,125

CABLE—0.4%
Telenet Group Holding NV,Rule 144A, Senior Notes (Callable 12/15/08 @ $105.75) (Belgium) (0.000)%, 12/15/08 ‡+	1,350,000	1,032,750

CHEMICALS—1.5%
Acetex Corp., Global Senior Notes (Callable 08/01/05 @ $105.44) (Canada) 10.875%, 08/01/09	1,000,000	1,087,500
BCP Caylux Holdings Luxembourg SCA, Rule 144A, Senior Subordinated Notes (Callable 06/15/09 @ $104.81) (Luxembourg) 9.625%, 06/15/14 ‡	1,000,000	1,115,000
Rhodia SA, Global Senior Notes (France) 10.250%, 06/01/10	1,250,000	1,428,125
		3,630,625

CONTAINERS—0.6%
Crown European HoldingsSA, Global Secured Notes (Callable 03/01/07 @ $104.75) (France) 9.500%, 03/01/11	1,250,000	1,400,000

	Principal Amount	Value

GAMING—0.3%
Kerzner International, Ltd., Global Company Guaranteed Notes (Callable 08/15/06 @ $104.44) (Bahamas) 8.875%, 08/15/11	750,000	821,250

INDUSTRIAL—0.1%
International Utility Structures, Inc., Yankee Senior Subordinated Notes (Callable 02/01/06 @ $100) (Canada) 10.750%, 02/01/08 Ø	1,020,500	216,856

LEISURE—0.4%
NCL Corporation Ltd.,Rule 144A, Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda) 10.625%, 07/15/14 ‡	1,000,000	1,010,000

METALS & MINING—0.8%
Gerdau Ameristeel Corp.,Global Senior Notes (Callable 07/15/07 @ $105.38) (Canada) 10.375%, 07/15/11	1,000,000	1,160,000
Ispat Inland ULC, Global Secured Notes (Callable 4/01/09 @ $104.88) (Canada) 9.750%, 04/01/14	650,000	804,375
		1,964,375

PAPER & FOREST PRODUCTS—1.5%
Abitibi Consolidated, Inc., Global Notes (Canada) 7.750%, 06/15/11	600,000	624,000
JSG Funding PLC, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland) 9.625%, 10/01/12	750,000	832,500
JSG Funding PLC, Rule 144A, Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland) 7.750%, 04/01/15 ‡	1,000,000	990,000
Tembec Industries, Inc., Yankee Company GuaranteedNotes (Callable 06/30/05 @ $102.88) (Canada) 8.625%, 06/30/09 §	1,200,000	1,198,500
		3,645,000

RETAIL-FOOD & DRUG—0.4%
Jean Coutu Group (PJC), Inc., Rule 144A, Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada) 8.500%, 08/01/14 ‡	1,000,000	1,002,500

SATELLITE—1.0%
Intelsat Bermuda, Ltd., Rule 144A, Senior Notes (Callable 07/15/05 $102.00) (Bermuda) 7.794%, 07/15/05 ‡#	1,000,000	1,035,000
New Asat Finance, Ltd., Rule 144A, Senior Notes (Callable 02/01/08 @ $104.62) (Cayman Island) 9.250%, 02/01/11 ‡	1,700,000	1,436,500
		2,471,500

TECHNOLOGY—0.4%
Flextronics International, Ltd., Rule 144A, Senior Subordinated Notes (Callable 11/15/09 @ $103.13) (Singapore) 6.250%, 11/15/14 ‡	1,000,000	985,000

TRANSPORTATION—0.8%
Sea Containers, Ltd.,Series B, Yankee Senior Notes (Callable 03/28/05 @ $100.00) (Bermuda) 7.875%, 02/15/08	445,000	446,669
Ship Finance International Ltd., Global Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda) 8.500%, 12/15/13	1,500,000	1,537,500
		1,984,169

WIRELESS—0.5%
Millicom International Cellular SA, Rule 144A, Senior Notes (Callable 12/01/08 @ $105.00) (Luxembourg) 10.000%, 12/01/13 ‡	750,000	785,625
Rogers Wireless, Inc., Rule 144A, Secured Notes (Canada) 7.500%, 03/15/15 ‡	500,000	538,750
		1,324,375

	Principal Amount	Value

TOTAL FOREIGN CORPORATE BONDS (Cost $23,304,974)		23,993,525
	Shares
COMMON STOCKS—0.8%

AUTOMOBILE MANUFACTURING/VEHICLE PARTS—0.0%
Cambridge Industries Liquidating Trust *	774,557	77,456

DIVERSIFIED TELECOMMUNICATIONS—0.2%
Versatel Telecom International NV *	233,772	618,609

FOOD
PROCESSORS/BEVERAGE/BOTTLING—0.5%
Archibald Candy Corp. *^	1,291	0
Crunch Equity Holdings, Class A *	845	1,119,582
		1,119,582

WIRELESS—0.1%
Dobson Communications Corp., Class A *	99,764	183,566

TOTAL COMMON STOCKS (Cost $2,914,557)		1,999,213

PREFERRED STOCK—0.0%

WIRELESS—0.0%
Dobson Communications Corp., Rule 144A ‡ (Cost $265,050)	1,550	108,026

WARRANTS—0.1%

BROADBAND—0.0%
GT Group Telecom, Inc.,Rule 144A, strike $0.00 expires 02/01/10*‡	6,750	0
Ono Finance PLC, Subordinated Debentures, expires 05/31/09 *	5,980	60
		60

CHEMICALS—0.1%
Huntsman Company LLC, Rule 144A, strike $0.01, expires 05/15/11 ‡*	250	112,625

DIVERSIFIED TELECOMMUNICATIONS—0.0%
Versatel Telecom International NV, strike $2.81 expires 05/15/08*^	3,000	630

GAMING—0.0%
Windsor Woodmont Black Hawk, strike $0.01 expires 03/15/10*^	106	0

RESTAURANTS—0.0%
New World Restaurant Group, Inc., strike $13.00, expires 06/20/06*	336	3

SATELLITE—0.0%
Asat Finance LLC, Rule 144A, strike $18.60, expires 11/01/06, *‡	5,000	625

TECHNOLOGY—0.0%
Viasystems, Inc., expires 01/31/10 *^	204,293	2,043

TOTAL WARRANTS (Cost $3,972,602)		115,986

SHORT-TERM INVESTMENTS—12.1%
Dreyfus Cash Management, Class A, Institutional Shares, §§	15,000,000	15,000,000
Dreyfus Cash Management Plus, Inc., Institutional Shares, §§	15,000,000	15,000,000
		30,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $30,000,000)		30,000,000

	Principal Amount
REPURCHASE AGREEMENTS—30.7%
Bear Stearns & Co., 1.88%, Dated 01/31/05, due 02/01/05, proceeds at maturity $1,985,632, (fully collaterized by U.S. Treasury Strips, due 02/15/19. Market Value of collateral is $2,043,653) §§	1,985,529	1,985,529
Bear Stearns & Co., 2.45%, Dated 01/31/05, due 02/01/05, proceeds at maturity $3,418,126, (fully collateralized by U.S. Treasury Notes, due 01/15/07. Market Value of collateral is $3,517,338) §§	3,417,894	3,417,894

	Principal Amount	Value

Bear Stearns & Co., 2.45%, Dated 01/31/05, due 02/01/05, proceeds at maturity $53,129, (fully collateralized by U.S. Treasury Strips, due 02/15/19. Market Value of collateral is 54,741) §§	53,125	53,125
Bear Stearns & Co., 2.50%, Dated 01/31/05, due 02/01/05, proceeds at maturity $70,861,321, (fully collateralized by U.S. Treasury Strips, due 05/15/17 and U.S. Treasury Strips, due 02/15/19. Market Value of collateral is $72,912,999) §§	70,856,400	70,856,400

TOTAL REPURCHASE AGREEMENTS (Cost $76,312,948)		76,312,948

TOTAL INVESTMENTS—186.1% (Cost $453,798,926)		462,168,928

LIABILITIES IN EXCESS OF OTHER ASSETS—(86.1)%		(213,802,569)

NET ASSETS—(100.0%)		$248,366,359

‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, these securities amounted to $89,946,858 or 36.22% of net assets.

+	Step Bond — The interest stated is as of January 31, 2005 and will reset at a future date.
Ø	Bond in default.
*	Non-income producing security.
^	Not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
#	Variable rate obligations – The interest rate shown is the rate as of January 31, 2005.

Portfolio valuation: Fixed-income securities (other than short-term obligations, but including listed issues) are valued based on prices obtained by one or more independent pricing services approved by the Board of Trustees. Pricing services use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.

 Securities (other than fixed-income securities) for which the principal market is one or more securities exchanges are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If a securities exchange is not the principal market for a security, such security will, if market quotations are readily available, be valued at the closing bid price in the over-the-counter market (or the last sale price in the case of securities reported on the NASDAQ national market system for which any sales occurred during the day). Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not reflect an investment’s fair value.

Federal Income Tax Cost - At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $452,298,926, $21,997,375, $(13,627,373), $8,370,002, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005